Convertible Preferred Stock and Stockholders' Deficit (Details 3) (USD $)	12 Months Ended				12 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended						1 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	May 31, 2013	Dec. 31, 2011 Common stock	Sep. 30, 2013 Option awards	Dec. 31, 2012 Option awards	Dec. 31, 2011 Option awards	Jul. 31, 2009 Officers Restricted common stock	Jul. 31, 2009 Officers Restricted common stock Time-based Awards	May 31, 2009 Officers Restricted common stock Time-based Awards	Dec. 31, 2012 Officers Restricted common stock Time-based Awards	Sep. 30, 2013 Officers Restricted common stock Performance-Based Awards	Dec. 31, 2012 Officers Restricted common stock Performance-Based Awards	Jul. 31, 2009 Officers Restricted common stock Performance and Time-Based Awards	Dec. 31, 2012 Officers Restricted common stock Service-based awards	May 31, 2009 Founders Restricted common stock Time-based Awards	Dec. 31, 2012 Founders Restricted common stock Time-based Awards
Common Stock
Shares of restricted common stock issued																	199,999
Expiration period																	4 years
Percentage of shares exercisable at the end of one year from the date of grant											25.00%						25.00%
Shares remaining unvested																		20,833
Shares sold									280,000	199,998	199,998				80,000
Share price (in dollars per share)				$ 14.00					$ 0.08
Gross proceeds from sale of shares	$ 43,000	$ 11,000							$ 21,000
Vesting period										4 years	4 years
Shares with performance-based criteria met, now subject only to time-based vesting												80,000
Shares subject to repurchase													25,834	40,833		20,832
Options for the purchase of shares of common stock exercised						982,465	981,994	432,078
Options unvested and subject to repurchase (in shares)						361,206	522,780	214,490
Early exercise liability	$ 188,000	$ 95,000	$ 132,000			$ 100,000	$ 200,000	$ 100,000
Shares repurchased					7,000		0	7,222
Shares reserved for future issuance
Conversion of preferred stock (in shares)	6,897,756
Exercise of common stock warrants (in shares)	342,854
Common stock options outstanding (in shares)	59,409
Common stock options available for future grant (in shares)	17,068
Total common shares reserved for future issuance	7,317,087